Lease commitments as lessee (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Future Minimum Payments

The table below shows the total future minimum payments:

	12/31/2017	12/31/2016
Current	4	26
Up to 1 year	4	26
Non-current	—	—
From 1 to 5 years	—	—

Total future minimum payments	4	26
(-) Future interest	—	—

Present value	4	26

Schedule of Minimum Payments of Initiated and Remaining Lease Agreements With Non-cancelable Clauses

Minimum payments of initiated and remaining lease agreements with non-cancelable clauses are as follows:

	12/31/2017	12/31/2016
Current	1,113	1,336
Up to 1 year	1,113	1,336
Non-current	4,310	5,402
From 1 to 5 years	3,927	4,689
Over 5 years	383	713

Total future minimum payments	5,423	6,738